Warrants - Series D Warrants - Additional Information (Detail)				1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 30, 2016	Dec. 30, 2015 $ / shares $ / Warrant shares	Jul. 31, 2016 $ / shares	Jun. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Feb. 29, 2016 $ / shares	Sep. 30, 2016 $ / shares	Sep. 30, 2016 $ / shares	Dec. 31, 2015 $ / shares $ / Warrant shares	Dec. 31, 2014 shares
Class Of Warrant Or Right [Line Items]
Warrants Exercisable | shares										13,219,597	5,447,940
Exercise Price Per One Common Share								$ 45,600
Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Exercise price								$ 49,920	$ 49,920
Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding			19.90%							19.90%
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants Exercisable | shares										3,503,116
Exercise price										$ 1,554,000
Exercise Price Per One Common Share				$ 37,920	$ 45,600	$ 134,400	$ 168,000		$ 37,920.00	$ 1,600,000
Series D Warrant | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Warrants Exercisable | shares			8
Exercise price			$ 1,554,000
Conversion feature, floor price | $ / Warrant			1.16							1.16
Series D Warrant | Scenario, Forecast
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding		16.60%
Series D Warrant | Scenario, Forecast | Senior Secured Convertible Note | Securities Purchase Agreement
Class Of Warrant Or Right [Line Items]
Percentage of common stock outstanding	16.60%
Series D Warrant | Common Stock
Class Of Warrant Or Right [Line Items]
Exercise period										5 years
Description of warrant terms										16.6